Premises And Equipment - Details of right-of-use assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ 589,984	₩ 578,943	₩ 383,682	₩ 365,083
Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	1,236,879	1,070,624
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(646,895)	(491,681)
Building
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	554,148	557,049	362,702	349,494
Building | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	1,163,535	1,031,511
Building | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(609,387)	(474,462)
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	35,836	21,894	₩ 20,980	₩ 15,589
Equipment and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	73,344	39,113
Equipment and vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ (37,508)	₩ (17,219)